UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel VanTimmeren
Title:		Vice-President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		Daniel VanTimmeren	Grand Rapids, Michigan	11/22/2011

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     7857   109447 SH       Sole                   109447
APACHE CORP                    COM              037411105    12580   156775 SH       Sole                   156775
APPLE INC COM                  COM              037833100     5623    14745 SH       Sole                    14745
BARRICK GOLD CORP              COM              067901108    24922   534227 SH       Sole                   534227
BHP BILLITON LTD SPONSORED ADR COM              088606108     3578    53855 SH       Sole                    53855
C.H. ROBINSON WORLDWIDE INC    COM              12541W209    17343   253297 SH       Sole                   253297
CANADIAN NATL RY CO COM        COM              136375102      998    14995 SH       Sole                    14995
CF INDS HLDGS INC COM          COM              125269100     7173    58135 SH       Sole                    58135
CHEVRONTEXACO CORP             COM              166764100     4283    46254 SH       Sole                    46254
CHURCH & DWIGHT INC COM        COM              171340102     6386   144490 SH       Sole                   144490
CISCO SYSTEMS INC              COM              17275R102      760    49061 SH       Sole                    49061
CME GROUP INC COM              COM              12572Q105     3112    12630 SH       Sole                    12630
COMMONWEALTH BK AUST SPONSORED COM              202712600     4036    91530 SH       Sole                    91530
CONOCOPHILLIPS                 COM              20825C104     6153    97176 SH       Sole                    97176
COPART INC COM                 COM              217204106     5323   136061 SH       Sole                   136061
DENTSPLY INTL INC NEW          COM              249030107     3216   104786 SH       Sole                   104786
ECOLAB INC COM                 COM              278865100     4862    99455 SH       Sole                    99455
EMERSON ELECTRIC CO            COM              291011104     6378   154390 SH       Sole                   154390
EXXON  MOBIL CORP              COM              30231G102      305     4201 SH       Sole                     4201
FLIR SYSTEMS INC               COM              302445101     3759   150054 SH       Sole                   150054
GEN-PROBE INC NEW COM          COM              36866T103      458     7999 SH       Sole                     7999
GENTEX CORP                    COM              371901109    22263   925685 SH       Sole                   925685
HARRIS CORP                    COM              413875105      616    18025 SH       Sole                    18025
HOLOGIC INC COM                COM              436440101     1632   107272 SH       Sole                   107272
INTUITIVE SURGICAL INC         COM              46120E602    17778    48803 SH       Sole                    48803
JOHNSON & JOHNSON              COM              478160104     6243    98028 SH       Sole                    98028
JOHNSON CONTROLS               COM              478366107     3193   121089 SH       Sole                   121089
K12 INC COM                    COM              48273U102      858    33708 SH       Sole                    33708
LKQ CORP COM                   COM              501889208     3994   165295 SH       Sole                   165295
MASIMO CORP COM                COM              574795100     1015    46910 SH       Sole                    46910
MEDTRONIC INC                  COM              585055106     3674   110524 SH       Sole                   110524
MICROSOFT CORP                 COM              594918104     6085   244481 SH       Sole                   244481
MONSANTO CO NEW                COM              61166W101     3715    61868 SH       Sole                    61868
NEWMONT MINING CORP            COM              651639106    18085   287296 SH       Sole                   287296
NOVARTIS AG-ADR                COM              66987V109     3582    64231 SH       Sole                    64231
NUVASIVE INC                   COM              670704105      269    15775 SH       Sole                    15775
PAYCHEX INC                    COM              704326107     3590   136137 SH       Sole                   136137
PEPSICO INC                    COM              713448108     4924    79553 SH       Sole                    79553
PERRIGO CO                     COM              714290103    17495   180160 SH       Sole                   180160
PFIZER INC                     COM              717081103      192    10878 SH       Sole                    10878
PROCTER & GAMBLE CO            COM              742718109     8395   132871 SH       Sole                   132871
R.H. DONNELLEY CORP            COM              74955W307        0    12000 SH       Sole                    12000
RAYONIER INC COM               COM              754907103     4404   119701 SH       Sole                   119701
RESMED INC COM                 COM              761152107     3791   131687 SH       Sole                   131687
ROYAL BK CDA MONTREAL COM      COM              780087102     4043    88420 SH       Sole                    88420
SOUTHWESTERN ENERGY CO COM     COM              845467109    10958   328761 SH       Sole                   328761
STERICYCLE INC COM             COM              858912108     4723    58510 SH       Sole                    58510
STRYKER CORP                   COM              863667101     2385    50595 SH       Sole                    50595
TEVA PHARMACEUTCL INDS ADR     COM              881624209     2767    74340 SH       Sole                    74340
TITAN MEDICAL INC              COM              88830X108       15    10000 SH       Sole                    10000
VALMONT INDS INC COM           COM              920253101     2245    28801 SH       Sole                    28801
VARIAN MED SYS INC COM         COM              92220p105    16613   318500 SH       Sole                   318500
WOODWARD INC                   COM              980745103     4589   167475 SH       Sole                   167475
SPDR GOLD TRUST                                 78463V107     3462    21905 SH       Sole                    21905

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Value Total:	316698 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE